Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information	Segment Information
13(1)    General information
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.
13(2)    Geographical information
Geographical information for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	Revenue	Revenue	Revenue
United States	$24,291	$24,992	$25,142
Americas_Others	3,286	4,937	6,669
Europe	9,172	13,777	16,586
Asia-Pacific	9,170	8,553	10,109
Others	1,381	1,246	1,696
	$47,300	$53,505	$60,202
Note : Americas_Others includes in North and South America, excluding the United States.
Geographical information on the revenue shows the location in which sales were generated. Non-current assets amounted to $1,304 and $1,071 as of December 31, 2023 and 2024, respectively.
Substantially all of the Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, are located in Taiwan.
13(3)    Major customer information
Major customer information of the Group (exceed 10% of revenue) for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	Revenue	Revenue	Revenue
Client A	$5,195	$4,416	$3,111
Note: Client A does not exceed 10% of revenue for the years ended December 31, 2023 and 2024.